Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan assets measured at fair value on a recurring basis
The following table sets forth, by level within the fair value hierarchy, Plan assets measured at fair value on a recurring basis as of December 31, 2025:

	Quoted Prices In Active Markets for Identified Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Measured at Net Asset Value as a Practical Expedient (a)	Total
Assets
Common stocks-Plan sponsor stock	$373,736,635	$—	$—	$373,736,635
Common stocks-other than Plan sponsor stock	270,317,866	—	—	270,317,866
American depositary receipts (ADRs)	5,396,777	—	—	5,396,777
Collective trust funds	—	—	2,473,417,186	2,473,417,186
Mutual funds	202,962,583	—	—	202,962,583

Total assets reported at fair value	$852,413,861	$—	$2,473,417,186	$3,325,831,047

(a)
In accordance with accounting guidance, certain investments measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amount measured at NAV presented in this table is intended to permit reconciliation of the fair value hierarchy to the investments at fair value presented in the statement of net assets available for benefits.

The following table sets forth, by level within the fair value hierarchy, Plan assets measured at fair value on a recurring basis as of December 31, 2024:

	Quoted Prices	Significant	Measured
	In Active	Other	at Net Asset
	Markets for	Observable	Value as a
	Identified Assets	Inputs	Practical
	(Level 1)	(Level 2)	Expedient (a)	Total
Assets
Common stocks-Plan sponsor stock	$339,649,785	$—	$—	$339,649,785
Common stocks-other than Plan sponsor stock	280,317,600	—	—	280,317,600
American depositary receipts (ADRs)	6,026,309	—	—	6,026,309
Collective trust funds	—	—	2,118,884,192	2,118,884,192
Mutual funds	197,609,176	—	—	197,609,176

Total assets reported at fair value	$823,602,870	$—	$2,118,884,192	$2,942,487,062

(a)
In accordance with accounting guidance, certain investments measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amount measured at NAV presented in this table is intended to permit reconciliation of the fair value hierarchy to the investments at fair value presented in the statement of net assets available for benefits.